Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income - Cash flow hedges [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (40,112)	$ (43,286)	$ (25,694)
Bond Hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	817	(826)	(3,248)
Interbank loans hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	(4,775)	(4,762)	(286)
Mortgage loans hedging derivatives [Member]
Financial Derivatives Contracts for Hedge Accounting (Details) - Schedule of Other Comprehensive Income to Income [Line Items]
Cash flow hedge net gain (loss)	$ (36,154)	$ (37,698)	$ (22,160)